CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total Stockholders' Equity	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Distributions in excess of accumulated earnings	Non-controlling Interests
Beginning Balance (in shares) at Dec. 31, 2017			91,002,766
Beginning balance at Dec. 31, 2017	$ 1,356,059	$ 1,347,554	$ 910	$ 2,009,197	$ 2,473	$ (665,026)	$ 8,505
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)			(759,867)
Common stock repurchases	(14,202)	(14,202)	$ (7)	(14,195)
Share-based compensation	921	921		921
Distributions declared	(66,867)	(66,867)				(66,867)
Common stock issued through distribution reinvestment plan (in shares)			1,365,726
Common stock issued through distribution reinvestment plan	28,551	28,551	$ 14	28,537
Distributions to non-controlling interest holders	(406)						(406)
Other comprehensive income (loss)	6,544	6,544			6,544
Net loss	(42,635)	(42,548)				(42,548)	(87)
Ending Balance (in shares) at Sep. 30, 2018			91,608,625
Ending balance at Sep. 30, 2018	$ 1,267,965	1,259,953	$ 917	2,024,460	9,017	(774,441)	8,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions declared per share (in usd per share)	$ 0.73
Beginning Balance (in shares) at Jun. 30, 2018			91,395,825
Beginning balance at Jun. 30, 2018	$ 1,311,711	1,303,572	$ 914	2,019,874	8,019	(725,235)	8,139
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)			(155,904)
Common stock repurchases	(3,150)	(3,150)	$ (1)	(3,149)
Share-based compensation	282	282		282
Distributions declared	(19,599)	(19,599)				(19,599)
Common stock issued through distribution reinvestment plan (in shares)			368,704
Common stock issued through distribution reinvestment plan	7,457	7,457	$ 4	7,453
Distributions to non-controlling interest holders	(87)						(87)
Other comprehensive income (loss)	998	998			998
Net loss	(29,647)	(29,607)				(29,607)	(40)
Ending Balance (in shares) at Sep. 30, 2018			91,608,625
Ending balance at Sep. 30, 2018	$ 1,267,965	1,259,953	$ 917	2,024,460	9,017	(774,441)	8,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions declared per share (in usd per share)	$ 0.22
Beginning Balance (in shares) at Dec. 31, 2018			91,963,532
Beginning balance at Dec. 31, 2018	$ 1,240,934	1,233,137	$ 919	2,031,967	4,582	(804,331)	7,797
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock repurchases (in shares)			(656,433)
Common stock repurchases	(13,293)	(13,293)	$ (7)	(13,286)
Share-based compensation (in shares)			15,000
Share-based compensation	978	978		978
Distributions declared	$ (58,711)	(58,711)				(58,711)
Common stock issued through distribution reinvestment plan (in shares)	1,100,000		1,108,893
Common stock issued through distribution reinvestment plan	$ 20,698	20,698	$ 12	20,686
Distributions to non-controlling interest holders	(261)						(261)
Other comprehensive income (loss)	(13,515)	(13,515)			(13,515)
Net loss	(40,006)	(39,954)				(39,954)	(52)
Rebalancing of ownership percentage	0	1,648		1,648			(1,648)
Ending Balance (in shares) at Sep. 30, 2019			92,430,992
Ending balance at Sep. 30, 2019	$ 1,136,737	1,130,901	$ 924	2,041,993	(8,933)	(903,083)	5,836
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions declared per share (in usd per share)	$ 0.63
Beginning Balance (in shares) at Jun. 30, 2019			92,030,344
Beginning balance at Jun. 30, 2019	$ 1,180,859	1,174,924	$ 919	2,034,918	(6,253)	(854,660)	5,935
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation (in shares)			15,000
Share-based compensation	333	333		333
Distributions declared	(19,634)	(19,634)				(19,634)
Common stock issued through distribution reinvestment plan (in shares)			385,648
Common stock issued through distribution reinvestment plan	6,747	6,747	$ 5	6,742
Distributions to non-controlling interest holders	(88)						(88)
Other comprehensive income (loss)	(2,680)	(2,680)			(2,680)
Net loss	(28,800)	(28,789)				(28,789)	(11)
Rebalancing of ownership percentage	0
Ending Balance (in shares) at Sep. 30, 2019			92,430,992
Ending balance at Sep. 30, 2019	$ 1,136,737	$ 1,130,901	$ 924	$ 2,041,993	$ (8,933)	$ (903,083)	$ 5,836
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions declared per share (in usd per share)	$ 0.21